DWS RREEF Completion Fund I Expense Example - DWS RREEF Completion Fund I - DWS RREEF Completion Fund I	Jul. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	2,198
Expense Example, with Redemption, 10 Years	$ 5,600